Label	Element	Value
UBS Select ESG Prime Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select ESG Prime Preferred Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, ESG Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of ESG Prime Master Fund, including management fees allocated from ESG Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund that calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing. As a result, its share price will fluctuate. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers while incorporating fundamental sustainability factors, such as ESG performance of such issuers, into the investment process. Money market instruments may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of issuers in the financial services group of industries;

•	commercial paper, other corporate obligations and asset-backed securities; and

•	municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

In addition, under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), determined at the time of purchase, in securities that meet UBS AM’s sustainability criteria. In developing its sustainability criteria, UBS AM draws upon firm-wide resources of the UBS Asset Management Division of UBS Group AG, of which UBS AM is a member.

UBS AM conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated proprietary credit research team. Embedded in the credit research process is the integration of issuer-level sustainability investing analysis as guided by the UBS Asset Management Division’s approach to ESG research and evaluation methodology. The sustainability investing analysis provides a more comprehensive approach to security selection than credit analysis alone as internal and external ESG ratings are applied to evaluate the quality of sustainability practices employed by issuers. Analysts rate and maintain internal fundamental credit and ESG ratings, which form the basis for a portfolio construction/optimization approach and focus on issuers that contribute to the fund’s ESG profile. In determining an issuer’s ESG ratings, analysts will evaluate whether, at the time of the fund’s investment, such issuers have better than average performance in ESG practices and managing ESG risks by reviewing, among other factors, such considerations as the issuer’s environmental responsibility, human rights and labor standards, diversity and inclusion in employment and corporate governance based on proprietary and third-party data. UBS AM also will employ a negative screening process with regard to security selection, which will exclude from the fund’s portfolio securities or sectors that manufacture products or engage in business activities viewed as having a negative social or environmental impact. UBS AM’s portfolio construction process aims to align investments in money market instruments with the concept of sustainability (i.e., the potential for long-term maintenance of environmental, economic and social well-being).

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

The fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate should certain triggering events occur.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS AM is part of the UBS Asset Management Division of UBS Group AG. The UBS Asset Management Division, at the global level, seeks to be a leader in incorporating sustainability into its management process and honors various commitments in the sustainability investing industry. Active commitments include:

•	Participant in the UN Global Compact since its inception in 2000

•	Independent assurance of the GRI (Global Reporting Initiative) based sustainability disclosure

•	UBS Asset Management signatory to Principles for Responsible Investment (PRI)

•	Global Initiative for Sustainability Ratings steering committee

•	Sustainability Accounting Standards BoardTM

•	The Forum for Sustainable and Responsible Investing

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Also, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or minimize the volatility of the fund’s net asset value per share.

Sustainability factor risk: Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities, or increase or decrease its exposure to certain types of issuers and, therefore, may underperform compared to funds that do not consider ESG factors in the investment process.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

New fund risk: The fund is new with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	Also, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.
UBS Select ESG Prime Preferred Fund | UBS Select ESG Prime Preferred Fund:
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 226	[4]

[1]	The fund invests in securities through an underlying master fund, ESG Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of ESG Prime Master Fund, including management fees allocated from ESG Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. ("UBS AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2021, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS AM.
[4]	Except that the expenses reflect the effects of the fund's fee waiver agreement for the first year only.